Goodwill and Other Intangible Assets, Net - Other intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other intangible assets with definite lives
Cost	$ 1,161	$ 1,188
Accumulated depreciation	(525)	(442)
Net	636	746
Amortization expense	93	67	$ 62
Trademarks/tradenames
Other intangible assets with definite lives
Cost	116	115
Accumulated depreciation	(69)	(62)
Net	47	53
Business client relationships
Other intangible assets with definite lives
Cost	788	815
Accumulated depreciation	(240)	(189)
Net	548	626
Supplier relationship
Other intangible assets with definite lives
Cost	253	254
Accumulated depreciation	(213)	(188)
Net	40	66
Travel partner network
Other intangible assets with definite lives
Cost	4	4
Accumulated depreciation	(3)	(3)
Net	$ 1	$ 1